ADDITIONAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
ADDITIONAL INFORMATION OF THE PARENT COMPANY
ADDITIONAL INFORMATION OF THE PARENT COMPANY

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2021 and 2022

(Amounts in thousands, except share and per share data and otherwise noted)

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
ASSETS
Cash and cash equivalents	36,160	35,411	5,134
Prepayments and other current assets	496	1,041	151
Investments in subsidiaries	3,037,606	2,806,201	406,860
Property and equipment, net	—	7	1
TOTAL ASSETS	3,074,262	2,842,660	412,146
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Amounts due to subsidiaries	272	—	—
Accrued expenses and other current liabilities	24,169	927	134
TOTAL LIABILITIES	24,441	927	134
MEZZANINE EQUITY
Redeemable shares (US$0.0001 par value, 54,551,513 shares issued and outstanding as of December 31, 2021 and 2022)	5,540,491	5,986,910	868,020
TOTAL MEZZANINE EQUITY	5,540,491	5,986,910	868,020
Shareholders’ Deficit
Class A Ordinary shares (US$0.0001 par value 35,000,000 shares authorized, 30,033,379 shares issued and outstanding as of December 31, 2021 and 2022)	19	19	3
Class B Ordinary shares (US$0.0001 par value 150,000,000 shares authorized, 30,949,701 shares issued and outstanding as of December 31, 2021 and 2022)	20	20	3
Subscription receivables	(310,227)	(310,227)	(44,979)
Accumulated other comprehensive income (loss)	8,465	(3,608)	(523)
Accumulated deficit	(2,188,947)	(2,831,381)	(410,512)
Total shareholders’ deficit	(2,490,670)	(3,145,177)	(456,008)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	3,074,262	2,842,660	412,146

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF

OPERATIONS AND COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 and 2022

(Amounts in thousands, except share and per share data and otherwise noted)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Net revenues	—	—	—	—
General and administrative expenses	—	(146,838)	(37,105)	(5,379)
Foreign exchange (loss) gain	—	(2,324)	2	—
Other income, net	—	34	—	—
Equity in deficit of subsidiaries	(107,216)	(95,699)	(263,662)	(38,227)
Net Loss	(107,216)	(244,827)	(300,765)	(43,606)
Deemed dividend	—	(2,211,330)	(446,419)	(64,725)
Net loss attributable to ordinary shareholders of the Company	(107,216)	(2,456,157)	(747,184)	(108,331)
Net Loss	(107,216)	(244,827)	(300,765)	(43,606)
Comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(1,950)	9,083	(12,073)	(1,750)
Comprehensive loss	(109,166)	(235,744)	(312,838)	(45,356)

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 and 2022

(Amounts in thousands, except share and per share data and otherwise noted)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net loss	(107,216)	(244,827)	(300,765)	(43,606)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	—	—	2	—
Loss from equity in earnings of subsidiaries	107,216	95,699	263,662	38,227
Share-based compensation	—	35,056	33,342	4,834
Foreign exchange loss (gain), net	—	2,324	(2)	—
Changes in operating assets and liabilities:
Prepayments and other current assets	—	(496)	(545)	(79)
Amounts due from related parties	—	(255)	—	—
Accrued expenses and other current liabilities	—	24,746	2,611	379
Net cash used in operating activities	—	(87,753)	(1,695)	(245)
Cash flows from investing activities:
Purchases of property and equipment	—	—	(10)	(2)
Investments in subsidiaries	—	(2,787,570)	—	—
Net cash used in investing activities	—	(2,787,570)	(10)	(2)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	—	507,620	—	—
Proceeds from issuance of convertible loans	—	1,950,338	—	—
Proceeds from issuance of ordinary shares	—	453,978	—	—
Net cash provided by financing activities	—	2,911,936	—	—
Net increase (decrease) in cash and cash equivalents	—	36,613	(1,705)	(247)
Cash and cash equivalents, beginning of the year	—	—	36,160	5,243
Effect of foreign exchange rate changes on cash and cash equivalents	—	(453)	956	138
Cash and cash equivalents, end of the year	—	36,160	35,411	5,134
Supplemental disclosure of non-cash financing activities:
Accrued purchases of property and equipment	—	1,950,338	—	—
Accrued offering cost	—	—	480	70

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.
2.The condensed financial information has been prepared using the same accounting policies as set out in the financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investment in and amount due from subsidiaries” and the subsidiaries’ profit or loss as “Loss from equity in earnings of subsidiaries” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances in the additional financial information of Parent Company - Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.8972, as set forth in H.10 statistical release of the Federal Reserve Board on December 30, 2022. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2022, or at any other rate.